Northern Lights Fund Trust IV

Inspire Global Hope Large Cap ETF

Inspire Small/Mid Cap Impact ETF

Inspire Corporate Bond Impact ETF

Incorporated herein by reference is the definitive version of the supplement for Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 16, 2017 (SEC Accession No. : 0001580642-17-001748).